Going Concern (Details Narrative) - Australian Government [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Proceeds from government assistance		$ 251
Employee wages	$ 99	155
Proceeds from reimbursement of payroll taxes	$ 47	90
Income related to small business grants		$ 6